Vanguard® U.S. Value Factor ETF
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (6.0%)
	Newmont Corp. (XNYS)	140,288	6,010
	Freeport-McMoRan Inc.	71,403	2,636
	Nucor Corp.	17,466	2,401
	Mosaic Co.	82,035	1,962
	LyondellBasell Industries NV Class A	23,928	1,838
*	Constellium SE	158,207	1,800
*	SSR Mining Inc. (XTSE)	167,117	1,670
	Commercial Metals Co.	34,453	1,669
	Ashland Inc.	26,906	1,637
	CF Industries Holdings Inc.	18,624	1,509
	FMC Corp.	38,130	1,407
	Huntsman Corp.	81,903	1,387
	AdvanSix Inc.	45,723	1,277
	Steel Dynamics Inc.	8,301	1,121
	Koppers Holdings Inc.	37,641	1,096
*	Ecovyst Inc.	158,499	1,076
	Timken Co.	12,585	1,019
*	Clearwater Paper Corp.	35,551	930
	Eastman Chemical Co.	9,052	886
	Ryerson Holding Corp.	33,929	854
	Westlake Corp.	7,498	842
	Stepan Co.	13,221	817
*	Metallus Inc.	52,879	764
	Olin Corp.	29,506	749
	Worthington Steel Inc.	27,414	731
	UFP Industries Inc.	6,600	706
	Avient Corp.	16,302	697
	Orion SA	49,577	693
	Olympic Steel Inc.	19,317	642
	Celanese Corp.	12,152	619
	International Flavors & Fragrances Inc.	7,412	606
*	LSB Industries Inc.	72,953	535
*	Rayonier Advanced Materials Inc.	69,296	534
	Minerals Technologies Inc.	7,527	517
*	Intrepid Potash Inc.	19,407	506
	Mueller Industries Inc.	5,564	446
	FutureFuel Corp.	93,257	422
	Tronox Holdings plc	46,703	362
	Reliance Inc.	1,161	345
	Kaiser Aluminum Corp.	4,744	336
	Scotts Miracle-Gro Co.	5,726	335
	Alcoa Corp.	9,687	322
	Sylvamo Corp.	4,051	288
	Mativ Holdings Inc.	32,885	222
	Air Products & Chemicals Inc.	548	173
	Cabot Corp.	2,014	173
			47,567
Consumer Discretionary (15.3%)
	General Motors Co.	120,250	5,908
	Target Corp.	33,552	4,169
	Walt Disney Co.	34,083	3,879
	Ford Motor Co.	405,082	3,869
	DR Horton Inc.	23,480	2,978
	Fox Corp. Class B	47,220	2,553
*	AutoZone Inc.	649	2,267
	BorgWarner Inc. (XNYS)	68,268	2,032
*	Aptiv plc	30,715	2,000
	Macy's Inc.	138,817	1,992
	Travel & Leisure Co.	35,649	1,990

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
	Delta Air Lines Inc.	30,874	1,856
	Dana Inc.	121,119	1,801
	TEGNA Inc.	96,844	1,763
	PVH Corp.	23,180	1,735
	Boyd Gaming Corp.	22,031	1,680
*	Carnival Corp.	67,811	1,623
*	Helen of Troy Ltd.	29,120	1,602
	KB Home	26,163	1,596
	Bath & Body Works Inc.	43,892	1,590
*	American Airlines Group Inc.	108,424	1,556
*	Goodyear Tire & Rubber Co.	163,163	1,542
	Leggett & Platt Inc.	165,054	1,514
*	Tri Pointe Homes Inc.	47,706	1,510
*	Asbury Automotive Group Inc.	5,607	1,505
*	Adient plc	94,798	1,501
	LKQ Corp.	35,485	1,497
	Century Communities Inc.	21,493	1,492
*	Alaska Air Group Inc.	20,504	1,482
	Signet Jewelers Ltd.	28,290	1,480
	U-Haul Holding Co.	23,684	1,458
*	Capri Holdings Ltd.	66,301	1,457
*	Sun Country Airlines Holdings Inc.	88,089	1,419
	Lennar Corp. Class A	11,616	1,390
*	Foot Locker Inc.	73,532	1,274
*	National Vision Holdings Inc.	99,154	1,260
*	Mattel Inc.	58,866	1,254
	Dine Brands Global Inc.	48,366	1,213
*	M/I Homes Inc.	10,173	1,192
	Dollar General Corp.	15,993	1,186
	Caleres Inc.	73,322	1,185
*	G-III Apparel Group Ltd.	43,423	1,175
	Polaris Inc.	25,909	1,164
	La-Z-Boy Inc.	25,667	1,161
*	Genesco Inc.	31,436	1,150
*	Dollar Tree Inc.	14,805	1,079
	Lear Corp.	11,483	1,079
*	Topgolf Callaway Brands Corp.	165,040	1,078
*	Central Garden & Pet Co. Class A	33,692	1,061
*	Sally Beauty Holdings Inc.	115,684	1,043
	Perdoceo Education Corp.	39,222	1,004
*	ODP Corp.	63,496	988
*	Malibu Boats Inc. Class A	26,939	899
*	Coty Inc. Class A	155,654	886
*	Fox Factory Holding Corp.	31,436	872
*	Denny's Corp.	175,148	871
	Newell Brands Inc.	135,569	870
	Phinia Inc.	17,385	857
	Steelcase Inc. Class A	69,155	841
	Haverty Furniture Cos. Inc.	36,400	831
*	Urban Outfitters Inc.	14,113	821
	Bloomin' Brands Inc.	86,023	807
	Toll Brothers Inc.	7,080	790
	Standard Motor Products Inc.	27,495	784
*	American Axle & Manufacturing Holdings Inc.	156,892	778
	Gap Inc.	34,385	777
	MillerKnoll Inc.	35,587	765
	Winnebago Industries Inc.	18,676	755
	A-Mark Precious Metals Inc.	27,674	752
	Upbound Group Inc.	28,701	741
	Ethan Allen Interiors Inc.	25,528	728
	Marriott Vacations Worldwide Corp.	9,560	721
	Playtika Holding Corp.	129,613	684
	Monro Inc.	37,683	671
	Wynn Resorts Ltd.	7,280	650
*	Etsy Inc.	12,590	644
*	MarineMax Inc.	25,104	636
	PulteGroup Inc.	5,931	613
	Meritage Homes Corp.	8,252	598
*	Beazer Homes USA Inc.	26,790	597
*	Five Below Inc.	6,843	595

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
*	Warner Bros Discovery Inc.	46,979	538
	Movado Group Inc.	27,694	535
*	Gentherm Inc.	15,331	507
*	Chegg Inc.	461,094	503
*	Visteon Corp.	5,677	492
*	United Airlines Holdings Inc.	5,179	486
*	Hovnanian Enterprises Inc. Class A	4,469	455
	Graham Holdings Co. Class B	443	436
*	Taylor Morrison Home Corp.	6,775	418
	LCI Industries	4,010	416
*	Stoneridge Inc.	72,978	410
	Gray Media Inc.	92,248	347
*	Stagwell Inc.	53,478	347
*	EW Scripps Co. Class A	213,271	346
	J Jill Inc.	14,606	346
	International Game Technology plc	19,478	345
*	Norwegian Cruise Line Holdings Ltd.	14,959	340
	Hasbro Inc.	5,088	331
*	Driven Brands Holdings Inc.	18,880	331
	Scholastic Corp.	13,969	306
*	Landsea Homes Corp.	42,609	303
*	Xponential Fitness Inc. Class A	17,800	235
	Penske Automotive Group Inc.	1,074	181
	Gentex Corp.	7,225	176
	Lowe's Cos. Inc.	709	176
*	Abercrombie & Fitch Co. Class A	1,686	174
	Omnicom Group Inc.	2,106	174
	Allegiant Travel Co.	2,286	168
*	Skechers USA Inc. Class A	2,637	161
*	Caesars Entertainment Inc.	4,551	151
*	SkyWest Inc.	8	1
			122,201
Consumer Staples (7.1%)
	Altria Group Inc.	132,631	7,407
	CVS Health Corp.	106,378	6,991
*	Herbalife Ltd.	321,325	2,667
	Mondelez International Inc. Class A	36,253	2,329
	Flowers Foods Inc.	118,119	2,214
	Kraft Heinz Co.	64,556	1,982
	Kroger Co.	30,330	1,966
	J M Smucker Co.	16,237	1,795
	Ingredion Inc.	13,062	1,706
	Molson Coors Beverage Co. Class B	27,739	1,700
	Conagra Brands Inc.	63,765	1,629
	Tyson Foods Inc. Class A	24,478	1,501
	Nu Skin Enterprises Inc. Class A	183,405	1,453
	Ingles Markets Inc. Class A	23,467	1,442
	Fresh Del Monte Produce Inc.	47,202	1,439
	SpartanNash Co.	70,647	1,426
	Archer-Daniels-Midland Co.	29,800	1,407
	Seaboard Corp.	465	1,303
*	Darling Ingredients Inc.	35,285	1,273
*	Hain Celestial Group Inc.	352,549	1,262
	Edgewell Personal Care Co.	39,973	1,258
*	TreeHouse Foods Inc.	39,250	1,236
	Dole plc	82,849	1,212
	Weis Markets Inc.	14,168	1,048
	Andersons Inc.	23,685	1,013
*	Medifast Inc.	56,073	805
	Philip Morris International Inc.	4,745	737
	PepsiCo Inc.	4,531	695
*	United Natural Foods Inc.	18,819	598
*	Post Holdings Inc.	4,834	549
	Spectrum Brands Holdings Inc.	6,309	489
	Albertsons Cos. Inc. Class A	23,237	489
	ACCO Brands Corp.	104,080	486
	General Mills Inc.	7,768	471
*	USANA Health Sciences Inc.	12,267	363
	Bunge Global SA	3,136	233

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
	Hormel Foods Corp.	6,089	174
			56,748
Energy (13.0%)
	Exxon Mobil Corp.	59,198	6,591
	EOG Resources Inc.	48,927	6,211
	Chevron Corp.	35,915	5,697
	Valero Energy Corp.	40,602	5,308
	Phillips 66	40,645	5,271
	ConocoPhillips	50,057	4,963
	Marathon Petroleum Corp.	30,536	4,586
	Schlumberger NV	90,272	3,761
	Williams Cos. Inc.	49,286	2,867
	NOV Inc.	153,679	2,293
	Diamondback Energy Inc.	13,485	2,144
	SM Energy Co.	58,002	1,897
	Ovintiv Inc. (XNYS)	42,478	1,846
	EQT Corp.	36,962	1,780
	Coterra Energy Inc.	62,882	1,697
	Weatherford International plc	27,373	1,695
	Civitas Resources Inc.	43,694	1,675
	Chord Energy Corp.	14,623	1,671
	Matador Resources Co.	31,681	1,658
*	Helix Energy Solutions Group Inc.	189,494	1,633
	DTE Midstream LLC	16,868	1,621
*	ProPetro Holding Corp.	190,430	1,607
	Halliburton Co.	59,290	1,563
*	Gulfport Energy Corp.	8,936	1,517
	Crescent Energy Co. Class A	115,116	1,453
	Helmerich & Payne Inc.	51,420	1,363
	Permian Resources Corp.	94,413	1,330
*	Antero Resources Corp.	36,081	1,324
	Devon Energy Corp.	35,412	1,283
	Peabody Energy Corp.	89,235	1,231
	Berry Corp.	296,312	1,206
*	Expro Group Holdings NV	93,722	1,114
	Kinder Morgan Inc.	38,204	1,035
	Range Resources Corp.	27,412	1,018
	SunCoke Energy Inc.	111,006	1,007
	Warrior Met Coal Inc.	20,874	1,005
*	Kosmos Energy Ltd.	351,604	988
	Noble Corp. plc	36,645	949
	Patterson-UTI Energy Inc.	112,229	933
*	CNX Resources Corp.	31,130	900
*	Shoals Technologies Group Inc. Class A	294,926	894
*	Seadrill Ltd.	34,948	890
*	DNOW Inc.	54,979	879
	California Resources Corp.	17,555	783
	Riley Exploration Permian Inc.	24,752	781
	SandRidge Energy Inc.	64,230	752
*	Bristow Group Inc.	20,314	752
	Core Natural Resources Inc.	9,953	739
*	Par Pacific Holdings Inc.	47,303	680
	Select Water Solutions Inc.	54,054	656
	ONEOK Inc.	6,472	650
*	Talos Energy Inc.	62,945	567
*	Oil States International Inc.	103,463	563
*	MRC Global Inc.	42,559	518
*	DMC Global Inc.	60,167	510
*	Alpha Metallurgical Resources Inc.	3,528	485
	World Kinect Corp.	13,916	417
*	First Solar Inc.	3,005	409
	Murphy Oil Corp.	13,088	347
*	Innovex International Inc.	17,985	329
*	REX American Resources Corp.	8,188	316
*	Amplify Energy Corp.	52,772	256
*	NPK International Inc.	40,340	246
	HF Sinclair Corp.	4,521	159
*	Ameresco Inc. Class A	9,185	108
			103,377

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
Financials (24.7%)
	Citigroup Inc.	86,017	6,877
	Bank of America Corp.	131,180	6,047
	US Bancorp	119,908	5,624
	Truist Financial Corp.	120,436	5,582
	American International Group Inc.	57,855	4,798
	Bank of New York Mellon Corp.	52,160	4,640
	MetLife Inc.	51,069	4,401
	Goldman Sachs Group Inc.	6,861	4,269
	Travelers Cos. Inc.	15,901	4,110
	Wells Fargo & Co.	48,430	3,793
	Chubb Ltd.	12,874	3,675
	JPMorgan Chase & Co.	13,142	3,478
	Morgan Stanley	24,123	3,211
	Essent Group Ltd.	54,577	3,145
	Lincoln National Corp.	78,183	3,049
	Columbia Banking System Inc.	100,947	2,698
	PNC Financial Services Group Inc.	13,939	2,675
	Axis Capital Holdings Ltd.	25,525	2,473
*	Brighthouse Financial Inc.	38,238	2,268
	Everest Group Ltd.	6,391	2,257
	Allstate Corp.	11,192	2,229
	Old National Bancorp	89,169	2,118
	Prudential Financial Inc.	18,147	2,089
	MGIC Investment Corp.	84,673	2,084
	Unum Group	25,034	2,060
	Webster Financial Corp.	36,402	2,050
	Radian Group Inc.	61,665	2,029
	Ally Financial Inc.	54,047	2,005
	First Financial Bancorp	62,534	1,714
	S&T Bancorp Inc.	42,342	1,703
	Associated Banc-Corp.	68,245	1,696
	Hancock Whitney Corp.	29,523	1,687
	FNB Corp.	107,001	1,588
	KeyCorp	89,414	1,549
	M&T Bank Corp.	7,979	1,530
	Enterprise Financial Services Corp.	25,739	1,521
*	Genworth Financial Inc.	203,441	1,414
	Zions Bancorp NA	26,077	1,409
*	Hamilton Insurance Group Ltd. Class B	71,597	1,400
	Western Alliance Bancorp	15,931	1,385
	Affiliated Managers Group Inc.	8,077	1,380
*	Metropolitan Bank Holding Corp.	22,741	1,374
	WaFd Inc.	46,181	1,366
	RenaissanceRe Holdings Ltd.	5,735	1,363
	Bread Financial Holdings Inc.	24,277	1,311
	Cadence Bank	39,483	1,309
	Ameris Bancorp	19,996	1,291
	Arch Capital Group Ltd.	13,801	1,282
	Invesco Ltd.	73,566	1,279
	Comerica Inc.	19,538	1,257
	BankUnited Inc.	32,008	1,203
	Stifel Financial Corp.	11,285	1,198
	OceanFirst Financial Corp.	66,316	1,194
	First American Financial Corp.	17,988	1,182
*	Mr. Cooper Group Inc.	10,469	1,176
	Fidelity National Financial Inc.	17,659	1,140
	CNA Financial Corp.	22,874	1,120
	Citizens Financial Group Inc.	24,460	1,119
	Old Republic International Corp.	29,049	1,119
	Globe Life Inc.	8,615	1,098
	Peoples Bancorp Inc.	34,012	1,088
	First Citizens BancShares Inc. Class A	513	1,051
	Veritex Holdings Inc.	38,920	1,025
	Bank OZK	21,320	1,024
	Pinnacle Financial Partners Inc.	8,911	1,018
	Franklin Resources Inc.	49,760	1,008
	WesBanco Inc.	28,083	985
	First Busey Corp.	40,162	963
	Banc of California Inc.	64,192	954

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
*	Customers Bancorp Inc.	17,271	933
*	SiriusPoint Ltd.	60,397	926
	Navient Corp.	64,670	925
	Aflac Inc.	8,159	893
	Renasant Corp.	24,612	891
	Universal Insurance Holdings Inc.	40,132	890
	First Commonwealth Financial Corp.	53,462	879
	Fulton Financial Corp.	42,753	847
	Hanmi Financial Corp.	35,219	846
	Eagle Bancorp Inc.	35,751	832
	Hope Bancorp Inc.	75,559	825
	First Horizon Corp.	38,095	821
	Pacific Premier Bancorp Inc.	33,935	811
	Dime Community Bancshares Inc.	25,904	803
	Regions Financial Corp.	32,987	782
	Bank of NT Butterfield & Son Ltd.	19,965	775
	Cathay General Bancorp	16,436	772
	James River Group Holdings Ltd.	153,550	760
	East West Bancorp Inc.	7,974	753
	Merchants Bancorp	18,483	753
	Stewart Information Services Corp.	10,458	745
	XP Inc. Class A	52,550	744
	Valley National Bancorp	74,293	731
	Synovus Financial Corp.	13,549	703
	1st Source Corp.	10,777	699
	Fidelis Insurance Holdings Ltd.	46,640	686
	Assured Guaranty Ltd.	7,754	677
	BOK Financial Corp.	6,089	663
	Jackson Financial Inc. Class A	6,995	641
	Burford Capital Ltd.	40,485	632
	Berkshire Hills Bancorp Inc.	21,895	624
	Trustmark Corp.	16,902	618
	SouthState Corp.	6,052	610
	Eastern Bankshares Inc.	34,117	610
	OneMain Holdings Inc.	11,314	608
	Independent Bank Corp. (XNGS)	8,809	604
	Charles Schwab Corp.	7,475	594
	Horace Mann Educators Corp.	13,768	583
*	Axos Financial Inc.	8,425	563
	Enact Holdings Inc.	16,056	552
	First Interstate BancSystem Inc. Class A	17,814	547
	ConnectOne Bancorp Inc.	21,210	541
	Byline Bancorp Inc.	18,909	540
	Heritage Financial Corp.	20,581	520
	White Mountains Insurance Group Ltd.	276	510
*	NMI Holdings Inc.	13,847	505
	Popular Inc.	4,990	501
	Apollo Global Management Inc.	3,356	501
	Janus Henderson Group plc	11,653	492
	TriCo Bancshares	11,160	488
	Principal Financial Group Inc.	5,379	479
*	PRA Group Inc.	22,291	467
	First Merchants Corp.	10,525	461
	Towne Bank	12,369	456
	Employers Holdings Inc.	8,519	441
	Provident Financial Services Inc.	23,619	431
*	Heritage Insurance Holdings Inc.	36,288	426
	Hilltop Holdings Inc.	12,404	397
	Hartford Insurance Group Inc.	3,318	392
	PennyMac Financial Services Inc.	3,732	387
	Home BancShares Inc.	12,580	377
	Origin Bancorp Inc.	9,742	377
	Northwest Bancshares Inc.	29,797	376
	Hanover Insurance Group Inc.	2,168	370
	Preferred Bank	4,151	368
	OFG Bancorp	8,440	359
*	ProAssurance Corp.	22,440	351
*	Markel Group Inc.	181	350
	United Community Banks Inc.	10,860	350
	Capitol Federal Financial Inc.	58,265	345

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
	United Fire Group Inc.	11,968	336
	Northfield Bancorp Inc.	27,763	327
	Reinsurance Group of America Inc.	1,511	306
	SLM Corp.	9,593	290
	Selective Insurance Group Inc.	3,298	284
	Old Second Bancorp Inc.	14,544	267
	Carlyle Group Inc.	5,131	256
	First Foundation Inc.	50,093	255
	Banco Latinoamericano de Comercio Exterior SA Class E	5,720	242
	Amerant Bancorp Inc.	10,369	238
	QCR Holdings Inc.	3,102	234
	Westamerica BanCorp	4,467	233
*	World Acceptance Corp.	1,580	213
	State Street Corp.	2,122	211
	Kemper Corp.	3,102	210
	National Bank Holdings Corp. Class A	4,918	206
*	Ambac Financial Group Inc.	21,085	205
	Amalgamated Financial Corp.	6,260	203
	Corebridge Financial Inc.	5,615	195
	Intercontinental Exchange Inc.	1,041	180
	CME Group Inc.	700	178
	Blackrock Inc.	178	174
	American Coastal Insurance Corp. Class C	14,226	173
	Ameriprise Financial Inc.	317	170
	Safety Insurance Group Inc.	2,216	169
	Kearny Financial Corp.	23,848	167
*	Enova International Inc.	1,423	147
	CNO Financial Group Inc.	4	—
	Jefferies Financial Group Inc.	4	—
			196,985
Health Care (10.3%)
	HCA Healthcare Inc.	16,719	5,121
	Bristol-Myers Squibb Co.	84,448	5,035
	Cigna Group	16,293	5,032
	Pfizer Inc.	178,148	4,708
	Gilead Sciences Inc.	40,453	4,624
	Medtronic plc	45,794	4,214
	Johnson & Johnson	22,760	3,756
	Royalty Pharma plc Class A	107,334	3,611
	Becton Dickinson & Co.	13,694	3,088
	Regeneron Pharmaceuticals Inc.	4,131	2,886
	Merck & Co. Inc.	30,640	2,827
	Elevance Health Inc.	6,981	2,771
	Perrigo Co. plc	71,263	2,067
*	Biogen Inc.	14,493	2,036
*	Jazz Pharmaceuticals plc	13,492	1,937
*	Owens & Minor Inc.	191,199	1,832
	Viatris Inc.	179,887	1,660
	Dentsply Sirona Inc.	90,125	1,492
*	Pacira BioSciences Inc.	59,821	1,439
*	Community Health Systems Inc.	465,309	1,401
*	Centene Corp.	22,649	1,317
*	Fortrea Holdings Inc.	90,765	1,257
*	Ironwood Pharmaceuticals Inc.	749,093	1,206
*	Charles River Laboratories International Inc.	6,429	1,063
*	United Therapeutics Corp.	3,277	1,049
	Baxter International Inc.	28,200	973
	Universal Health Services Inc. Class B	5,515	966
*	Elanco Animal Health Inc. (XNYS)	85,160	951
*	Avanos Medical Inc.	61,428	924
*	Integra LifeSciences Holdings Corp.	39,642	920
*	Pediatrix Medical Group Inc.	61,918	915
	Zimmer Biomet Holdings Inc.	7,543	787
*	Alkermes plc	22,489	772
*	Tenet Healthcare Corp.	5,720	724
*	Envista Holdings Corp.	35,833	716
	UnitedHealth Group Inc.	1,477	702
*	OraSure Technologies Inc.	186,092	648
	Teleflex Inc.	4,824	640

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
*	Enhabit Inc.	74,837	626
*	Acadia Healthcare Co. Inc.	19,115	573
	Labcorp Holdings Inc.	2,268	569
	Select Medical Holdings Corp.	30,690	558
	Embecta Corp.	40,400	545
*	Henry Schein Inc.	5,256	379
*	Zimvie Inc.	27,488	365
	Quest Diagnostics Inc.	1,600	277
*	Varex Imaging Corp.	16,988	218
	Danaher Corp.	846	176
*	Amneal Pharmaceuticals Inc.	7,677	67
			82,420
Industrials (13.9%)
	FedEx Corp.	24,350	6,402
	Capital One Financial Corp.	27,744	5,564
	PACCAR Inc.	35,148	3,769
	CRH plc	29,712	3,046
	Synchrony Financial	40,450	2,455
	United Parcel Service Inc. Class B (XNYS)	19,321	2,300
	Air Lease Corp.	43,843	2,101
*	Mohawk Industries Inc.	17,756	2,088
	General Dynamics Corp.	7,515	1,898
	WESCO International Inc.	10,256	1,851
	Atkore Inc.	29,456	1,812
	Sensata Technologies Holding plc	62,419	1,801
	Sonoco Products Co.	37,030	1,771
*	PayPal Holdings Inc.	23,976	1,704
	Golden Ocean Group Ltd.	170,057	1,650
	Ryder System Inc.	9,655	1,588
	Genco Shipping & Trading Ltd.	106,709	1,524
	Herc Holdings Inc.	10,494	1,506
*	Fiserv Inc.	6,226	1,467
	Fidelity National Information Services Inc.	20,041	1,425
	Emerson Electric Co.	11,589	1,409
	Sealed Air Corp.	40,983	1,401
*	AMN Healthcare Services Inc.	54,857	1,389
	Knight-Swift Transportation Holdings Inc.	27,445	1,384
	RTX Corp.	10,317	1,372
	Greenbrier Cos. Inc.	24,031	1,351
	Teekay Tankers Ltd. Class A	35,413	1,337
	Allison Transmission Holdings Inc.	12,967	1,319
	Deere & Co.	2,713	1,304
	Terex Corp.	31,395	1,278
	Pitney Bowes Inc.	117,310	1,270
*	O-I Glass Inc.	108,483	1,244
[1]	Ardmore Shipping Corp.	135,952	1,232
	Scorpio Tankers Inc.	29,972	1,194
	Kelly Services Inc. Class A	85,475	1,151
	EnerSys	10,932	1,110
	DHT Holdings Inc.	106,262	1,099
	ManpowerGroup Inc.	18,610	1,073
*	Resideo Technologies Inc.	54,976	1,056
*	Titan International Inc.	122,382	1,043
	Alight Inc. Class A	151,243	1,033
	Brunswick Corp.	16,602	1,010
	Ardagh Metal Packaging SA	351,537	1,009
*	BlueLinx Holdings Inc.	11,915	946
	Deluxe Corp.	57,491	946
	Boise Cascade Co.	9,059	939
	International Seaways Inc.	28,062	935
	Stanley Black & Decker Inc.	10,599	917
	Teekay Corp. Ltd.	135,745	888
	Silgan Holdings Inc.	15,892	863
	United Rentals Inc.	1,318	847
	Costamare Inc.	82,755	842
	Hillenbrand Inc.	28,059	839
	Crown Holdings Inc.	9,281	832
	Graphic Packaging Holding Co.	31,069	829
*	Repay Holdings Corp.	112,872	814

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
	Global Payments Inc.	7,530	793
	Textron Inc.	10,372	775
*	American Woodmark Corp.	12,372	768
*	Masterbrand Inc.	51,847	725
	Huntington Ingalls Industries Inc.	4,079	716
*	JELD-WEN Holding Inc.	128,965	709
	Myers Industries Inc.	64,471	707
	Regal Rexnord Corp.	5,453	706
	HB Fuller Co.	12,087	686
	Safe Bulkers Inc.	181,986	681
	ADT Inc.	82,616	677
*	Tutor Perini Corp.	22,960	675
	Resources Connection Inc.	89,754	653
*	BrightView Holdings Inc.	47,663	640
	Owens Corning	4,076	628
	Quanex Building Products Corp.	32,110	619
	Norfolk Southern Corp.	2,516	618
*	Builders FirstSource Inc.	4,398	611
	CSX Corp.	19,099	611
	Greif Inc. Class A	10,552	604
*	Green Dot Corp. Class A	76,587	586
	Dorian LPG Ltd.	28,050	571
	Maximus Inc.	7,891	515
	Hyster-Yale Inc.	10,040	510
*	ASGN Inc.	7,264	489
*	WNS Holdings Ltd.	8,287	471
	GATX Corp.	2,809	469
	ArcBest Corp.	5,897	465
	SFL Corp. Ltd.	51,087	461
	Covenant Logistics Group Inc.	15,151	381
*	Hudson Technologies Inc.	66,225	381
	Insteel Industries Inc.	11,937	336
	PPG Industries Inc.	2,960	335
	Kronos Worldwide Inc.	36,936	323
*	Hillman Solutions Corp.	31,837	311
	Hub Group Inc. Class A	6,659	274
	Northrop Grumman Corp.	564	260
	TriMas Corp.	12,394	254
	Heartland Express Inc.	22,140	228
	Heidrick & Struggles International Inc.	5,127	210
*	GXO Logistics Inc.	4,694	185
	L3Harris Technologies Inc.	891	184
	Lockheed Martin Corp.	400	180
	Western Union Co.	16,188	175
*	WEX Inc.	1,117	175
	Vestis Corp.	14,661	174
	DuPont de Nemours Inc.	2,106	172
*	Fluor Corp.	4,508	171
	Kennametal Inc.	7,713	171
	Caterpillar Inc.	493	170
	Oshkosh Corp.	1,659	170
	MKS Instruments Inc.	1,621	149
	ICF International Inc.	1,698	135
	Matson Inc.	725	104
			110,974
Real Estate (0.4%)
*	RE / MAX Holdings Inc. Class A	87,578	778
*	Jones Lang LaSalle Inc.	2,222	604
*	Anywhere Real Estate Inc.	146,161	507
*	Forestar Group Inc.	20,775	458
*	Cushman & Wakefield plc	38,275	455
	Newmark Group Inc. Class A	28,466	418
			3,220
Technology (5.2%)
	Micron Technology Inc.	59,021	5,526
	HP Inc.	90,321	2,788
*	Arrow Electronics Inc.	25,164	2,720
	Hewlett Packard Enterprise Co.	116,372	2,305
	TD SYNNEX Corp.	15,690	2,157

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
	Avnet Inc.	35,502	1,794
*	DXC Technology Co.	87,211	1,602
*	ZoomInfo Technologies Inc.	136,143	1,587
*	Dropbox Inc. Class A	60,593	1,574
*	Consensus Cloud Solutions Inc.	59,934	1,569
	QUALCOMM Inc.	9,188	1,444
*	Qorvo Inc.	16,934	1,231
*	RingCentral Inc. Class A	42,588	1,212
*	Photronics Inc.	54,466	1,135
*	Ziff Davis Inc.	24,612	1,011
*	Bumble Inc. Class A	193,438	1,006
	Match Group Inc.	27,445	870
*	ScanSource Inc.	23,728	869
*	NetScout Systems Inc.	36,780	827
*	Verint Systems Inc.	34,007	768
	SS&C Technologies Holdings Inc.	8,006	713
	Skyworks Solutions Inc.	10,677	712
	Adeia Inc.	39,125	615
	Amkor Technology Inc.	26,416	557
	Dun & Bradstreet Holdings Inc.	60,834	552
*	Unisys Corp.	119,285	514
*	Bandwidth Inc. Class A	32,105	513
*	E2open Parent Holdings Inc.	222,434	509
	Science Applications International Corp.	4,063	401
	Methode Electronics Inc.	36,343	396
*	Kimball Electronics Inc.	18,454	333
	Benchmark Electronics Inc.	7,993	319
*	Diebold Nixdorf Inc.	4,675	207
	Leidos Holdings Inc.	1,321	172
*	CACI International Inc. Class A	506	169
	Amdocs Ltd.	1,940	169
	Alphabet Inc. Class A	941	160
	Applied Materials Inc.	994	157
*	Akamai Technologies Inc.	1,745	141
			41,304
Telecommunications (3.7%)
	AT&T Inc.	309,279	8,477
	Verizon Communications Inc.	153,670	6,623
	Comcast Corp. Class A	148,172	5,316
	T-Mobile US Inc.	6,428	1,734
*	Liberty Latin America Ltd. Class C	199,227	1,337
*	CommScope Holding Co. Inc.	206,106	1,309
	Cisco Systems Inc.	19,870	1,274
*	EchoStar Corp. Class A	27,922	872
*	Liberty Global Ltd. Class A	54,782	633
*	Aviat Networks Inc.	21,432	449
	ATN International Inc.	17,322	299
*	Liberty Latin America Ltd. Class A	39,712	269
*	Liberty Broadband Corp. Class C	2,132	175
*	8x8 Inc.	66,887	167
	Shenandoah Telecommunications Co.	15,130	164
	Telephone & Data Systems Inc.	38	1
			29,099
Total Common Stocks (Cost $725,668)			793,895
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.351% (Cost $2,249)	22,487	2,249
Total Investments (99.9%) (Cost $727,917)			796,144
Other Assets and Liabilities—Net (0.1%)			539
Net Assets (100%)			796,683
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,219,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,345,000 was received for securities on loan.

Vanguard® U.S. Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	5	1,491	(26)
Micro E-mini S&P 500 Index	March 2025	13	388	(6)
				(32)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.